Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Finite lived intangible assets amortization method			straight line
Weighted average useful life for favorable lease terms chartered out			8 years 8 months 4 days
Acceleration of intangible asset	$ 0	$ 0	$ 0	$ 22,063
Two vessels
Acceleration of intangible asset			53
Navios Pollux
Acceleration of intangible asset			$ 22,010